Commitments And Contingent Liabilities (Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2013	¥ 76,085
Fiscal year ending March 31, 2014	65,162
Fiscal year ending March 31, 2015	56,290
Fiscal year ending March 31, 2016	53,164
Fiscal year ending March 31, 2017	50,195
Fiscal year ending March 31, 2018 and thereafter	361,971
Total	662,867	[1]
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2013	10,948
Fiscal year ending March 31, 2014	8,249
Fiscal year ending March 31, 2015	5,065
Fiscal year ending March 31, 2016	2,157
Fiscal year ending March 31, 2017	1,189
Fiscal year ending March 31, 2018 and thereafter	3,253
Total	30,861
Amount representing interest	(1,790)
Present value of minimum lease payments	29,071
Operating leases of a subsidiary included in the total future minimum rental commitments for noncancelable leases	¥ 57,186

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.